Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Balance of Long-term Debt [Table Text Block]
The table below presents the balance of long-term debt at December 31, 2011 and 2010, and the related contractual rates and maturity dates at December 31, 2011.

	December 31
(Dollars in millions)	2011	2010
Notes issued by Bank of America Corporation
Senior notes:
Fixed, with a weighted-average rate of 4.81%, ranging from 1.42% to 7.85%, due 2012 to 2043	$95,199	$85,157
Floating, with a weighted-average rate of 1.46%, ranging from 0.23% to 6.64%, due 2012 to 2041	28,064	36,162
Senior structured notes	18,920	18,796
Subordinated notes:
Fixed, with a weighted-average rate of 5.39%, ranging from 1.80% to 10.20%, due 2012 to 2038	24,509	26,553
Floating, with a weighted-average rate of 2.02%, ranging from 0.12% to 5.06%, due 2016 to 2019	704	705
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.93%, ranging from 5.25% to 11.45%, due 2026 to 2055	12,859	15,709
Floating, with a weighted-average rate of 1.14%, ranging from 0.80% to 3.81%, due 2027 to 2056	1,165	3,514
Total notes issued by Bank of America Corporation	181,420	186,596
Notes issued by Merrill Lynch & Co., Inc. and subsidiaries
Senior notes:
Fixed, with a weighted-average rate of 5.64%, ranging from 1.10% to 17.61%, due 2012 to 2037	41,103	43,495
Floating, with a weighted-average rate of 1.77%, ranging from 0.03% to 5.18%, due 2012 to 2044	18,480	27,447
Senior structured notes	27,578	38,891
Subordinated notes:
Fixed, with a weighted-average rate of 6.04%, ranging from 2.61% to 8.13%, due 2016 to 2038	11,454	9,423
Floating, with a weighted-average rate of 1.59%, ranging from 0.98% to 2.89%, due 2017 to 2026	1,207	1,935
Junior subordinated notes (related to trust preferred securities):
Fixed, with a weighted-average rate of 6.91%, ranging from 6.45% to 7.38%, due 2048 to perpetual	3,600	3,576
Other long-term debt	701	986
Total notes issued by Merrill Lynch & Co., Inc. and subsidiaries	104,123	125,753
Notes issued by Bank of America, N.A. and other subsidiaries
Senior notes:
Fixed, with a weighted-average rate of 5.06%, ranging from 4.00% to 7.61%, due 2012 to 2027	164	169
Floating, with a weighted-average rate of 0.28%, ranging from 0.21% to 0.77%, due 2012 to 2051	8,029	12,562
Senior structured notes	—	1,319
Subordinated notes:
Fixed, with a weighted-average rate of 5.68%, ranging from 5.30% to 6.10%, due 2016 to 2036	5,273	5,194
Floating, with a weighted-average rate of 0.83%, ranging from 0.37% to 0.85%, due 2016 to 2019	1,401	2,023
Total notes issued by Bank of America, N.A. and other subsidiaries	14,867	21,267
Other debt
Senior structured notes	1,187	—
Subordinated notes:
Fixed, with a weighted average rate of 6.87%, ranging from 6.63% to 7.13%, due 2012	983	—
Advances from Federal Home Loan Banks:
Fixed, with a weighted-average rate of 3.42%, ranging from 0.95% to 7.72%, due 2012 to 2034	18,798	41,001
Other	1,833	2,801
Total other debt	22,801	43,802
Total long-term debt excluding consolidated VIEs	323,211	377,418
Long-term debt of consolidated VIEs	49,054	71,013
Total long-term debt	$372,265	$448,431

Schedule of Maturities of Long-term Debt [Table Text Block]
The table below represents the carrying value for aggregate annual maturities of long-term debt at December 31, 2011.

Long-term Debt by Maturity

(Dollars in millions)	2012	2013	2014	2015	2016	Thereafter	Total
Bank of America Corporation	$43,877	$9,967	$19,166	$13,895	$20,575	$73,940	$181,420
Merrill Lynch & Co., Inc. and subsidiaries	22,494	16,579	17,784	4,415	3,897	38,954	104,123
Bank of America, N.A. and other subsidiaries	5,776	—	29	—	1,134	7,928	14,867
Other debt	13,738	4,888	1,658	380	15	2,122	22,801
Total long-term debt excluding consolidated VIEs	85,885	31,434	38,637	18,690	25,621	122,944	323,211
Long-term debt of consolidated VIEs	11,530	14,353	9,201	1,330	2,898	9,742	49,054
Total long-term debt	$97,415	$45,787	$47,838	$20,020	$28,519	$132,686	$372,265

Schedule of Negotiated Exchanges [Table Text Block]
The table below lists each series of Trust Securities or HITS, and the corresponding aggregate liquidation preference covered by the Exchange Agreements.

Negotiated Exchanges

Aggregate Liquidation Amount Exchanged

(Dollars in millions)
HITS
Trust XIII	$559
Trust XIV	358
Trust Securities
BAC Capital Trust I	1
BAC Capital Trust II	2
BAC Capital Trust III	1
BAC Capital Trust IV	8
BAC Capital Trust V	4
BAC Capital Trust VI	823
BAC Capital Trust VII (1)	1,114
BAC Capital Trust VIII	4
BAC Capital Trust X	9
BAC Capital Trust XI	198
BAC Capital Trust XV	446
NB Capital Trust II	76
NB Capital Trust III	269
NB Capital Trust IV	73
Fleet Capital Trust II	47
Bank of America Capital III	226
Fleet Capital Trust V	142
BankBoston Capital Trust III	136
BankBoston Capital Trust IV	95
MBNA Capital B	165
Total exchanged	$4,756
(1) Notes were denominated in British Pound. Presentation currency is U.S. Dollar.

Summary Of Outstanding Trust And Hybrid Securities And Related Notes Text Block [Table Text Block]
The Trust Securities Summary table details the outstanding Trust Securities, HITS and the related Notes previously issued which remained outstanding at December 31, 2011, as originated by Bank of America Corporation and its predecessor companies and subsidiaries, after consideration of the exchange agreements. For additional information on Trust Securities for regulatory capital purposes, see Note 18 – Regulatory Requirements and Restrictions.

Trust Securities Summary

(Dollars in millions)
Issuer	Issuance Date	Aggregate Principal Amount of Trust Securities	Aggregate Principal Amount of the Notes	Stated Maturity of the Notes	Per Annum Interest Rate of the Notes	Interest Payment Dates	Redemption Period
Bank of America
Capital Trust I	December 2001	$574	$592	December 2031	7.00%	3/15,6/15,9/15,12/15	On or after 12/15/06
Capital Trust II	January 2002	898	926	February 2032	7.00	2/1,5/1,8/1,11/1	On or after 2/01/07
Capital Trust III	August 2002	500	516	August 2032	7.00	2/15,5/15,8/15,11/15	On or after 8/15/07
Capital Trust IV	April 2003	367	379	May 2033	5.88	2/1,5/1,8/1,11/1	On or after 5/01/08
Capital Trust V	November 2004	514	530	November 2034	6.00	2/3,5/3,8/3,11/3	On or after 11/03/09
Capital Trust VI	March 2005	177	208	March 2035	5.63	3/8,9/8	Any time
Capital Trust VII (1)	August 2005	260	258	August 2035	5.25	2/10,8/10	Any time
Capital Trust VIII	August 2005	526	542	August 2035	6.00	2/25,5/25,8/25,11/25	On or after 8/25/10
Capital Trust X	March 2006	891	919	March 2055	6.25	3/29,6/29,9/29,12/29	On or after 3/29/11
Capital Trust XI	May 2006	802	833	May 2036	6.63	5/23,11/23	Any time
Capital Trust XII	August 2006	863	890	August 2055	6.88	2/2,5/2,8/2,11/2	On or after 8/02/11
Capital Trust XIII	February 2007	141	141	March 2043	3-mo. LIBOR +40 bps	3/15,6/15,9/15,12/15	On or after 3/15/17
Capital Trust XIV	February 2007	492	492	March 2043	5.63	3/15,9/15	On or after 3/15/17
Capital Trust XV	May 2007	54	54	June 2056	3-mo. LIBOR +80 bps	3/1,6/1,9/1,12/1	On or after 6/01/37
NationsBank
Capital Trust II	December 1996	289	300	December 2026	7.83	6/15,12/15	On or after 12/15/06
Capital Trust III	February 1997	231	246	January 2027	3-mo. LIBOR +55 bps	1/15,4/15,7/15,10/15	On or after 1/15/07
Capital Trust IV	April 1997	427	442	April 2027	8.25	4/15,10/15	On or after 4/15/07
BankAmerica
Institutional Capital A	November 1996	450	464	December 2026	8.07	6/30,12/31	On or after 12/31/06
Institutional Capital B	November 1996	300	309	December 2026	7.70	6/30,12/31	On or after 12/31/06
Capital II	December 1996	450	464	December 2026	8.00	6/15,12/15	On or after 12/15/06
Capital III	January 1997	174	186	January 2027	3-mo. LIBOR +57 bps	1/15,4/15,7/15,10/15	On or after 1/15/02
Barnett
Capital III	January 1997	250	258	February 2027	3-mo. LIBOR +62.5 bps	2/1,5/1,8/1,11/1	On or after 2/01/07
Fleet
Capital Trust II	December 1996	203	211	December 2026	7.92	6/15,12/15	On or after 12/15/06
Capital Trust V	December 1998	108	116	December 2028	3-mo. LIBOR +100 bps	3/18,6/18,9/18,12/18	On or after 12/18/03
Capital Trust VIII	March 2002	534	550	March 2032	7.20	3/15,6/15,9/15,12/15	On or after 3/08/07
Capital Trust IX	July 2003	175	180	August 2033	6.00	2/1,5/1,8/1,11/1	On or after 7/31/08
BankBoston
Capital Trust III	June 1997	114	122	June 2027	3-mo. LIBOR +75 bps	3/15,6/15,9/15,12/15	On or after 6/15/07
Capital Trust IV	June 1998	155	163	June 2028	3-mo. LIBOR +60 bps	3/8,6/8,9/8,12/8	On or after 6/08/03
Progress
Capital Trust I	June 1997	9	9	June 2027	10.50	6/1,12/1	On or after 6/01/07
Capital Trust II	July 2000	6	6	July 2030	11.45	1/19,7/19	On or after 7/19/10
Capital Trust III	November 2002	10	10	November 2032	3-mo. LIBOR +335 bps	2/15,5/15,8/15,11/15	On or after 11/15/07
Capital Trust IV	December 2002	5	5	January 2033	3-mo. LIBOR +335 bps	1/7,4/7,7/7,10/7	On or after 1/07/08
MBNA
Capital Trust A	December 1996	250	258	December 2026	8.28	6/1,12/1	On or after 12/01/06
Capital Trust B	January 1997	115	124	February 2027	3-mo. LIBOR +80 bps	2/1,5/1,8/1,11/1	On or after 2/01/07
Capital Trust D	June 2002	300	309	October 2032	8.13	1/1,4/1,7/1,10/1	On or after 10/01/07
Capital Trust E	November 2002	200	206	February 2033	8.10	2/15,5/15,8/15,11/15	On or after 2/15/08
ABN AMRO North America
Series I	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	2/15,5/15,8/15,11/15	On or after 11/08/12
Series II	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	3/15,6/15,9/15,12/15	On or after 11/08/12
Series III	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	1/15,4/15,7/15,10/15	On or after 11/08/12
Series IV	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	2/28,5/30,8/30,11/30	On or after 11/08/12
Series V	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	3/30,6/30,9/30,12/30	On or after 11/08/12
Series VI	May 2001	77	77	Perpetual	3-mo. LIBOR +175 bps	1/30,4/30,7/30,10/30	On or after 11/08/12
Series VII	May 2001	88	88	Perpetual	3-mo. LIBOR +175 bps	3/15,6/15,9/15,12/15	On or after 11/08/12
Series IX	June 2001	70	70	Perpetual	3-mo. LIBOR +175 bps	3/5,6/5,9/5,12/5	On or after 11/08/12
Series X	June 2001	53	53	Perpetual	3-mo. LIBOR +175 bps	3/12,6/12,9/12,12/12	On or after 11/08/12
Series XI	June 2001	27	27	Perpetual	3-mo. LIBOR +175 bps	3/26,6/26,9/26,12/26	On or after 11/08/12
Series XII	June 2001	80	80	Perpetual	3-mo. LIBOR +175 bps	1/10,4/10,7/10,10/10	On or after 11/08/12
Series XIII	June 2001	70	70	Perpetual	3-mo. LIBOR +175 bps	1/24,4/24,7/24,10/24	On or after 11/08/12
LaSalle
Series I	August 2000	491	491	Perpetual	3-mo. LIBOR +105.5 bps thereafter	3/15,6/15,9/15,12/15	On or after 9/15/10
Series J	September 2000	94	94	Perpetual	3-mo. LIBOR +105.5 bps thereafter	3/15,6/15,9/15,12/15	On or after 9/15/10
Countrywide
Capital III	June 1997	200	206	June 2027	8.05	6/15,12/15	Only under special event
Capital IV	April 2003	500	515	April 2033	6.75	1/1,4/1,7/1,10/1	On or after 4/11/08
Capital V	November 2006	1,495	1,496	November 2036	7.00	2/1,5/1,8/1,11/1	On or after 11/01/11
Merrill Lynch
Preferred Capital Trust III	January 1998	750	900	Perpetual	7.00	3/30,6/30,9/30,12/30	On or after 3/08
Preferred Capital Trust IV	June 1998	400	480	Perpetual	7.12	3/30,6/30,9/30,12/30	On or after 6/08
Preferred Capital Trust V	November 1998	850	1,021	Perpetual	7.28	3/30,6/30,9/30,12/30	On or after 9/08
Capital Trust I	December 2006	1,050	1,051	December 2066	6.45	3/15,6/15,9/15,12/15	On or after 12/11
Capital Trust II	May 2007	950	951	June 2062	6.45	3/15,6/15,9/15,12/15	On or after 6/12
Capital Trust III	August 2007	750	751	September 2062	7.375	3/15,6/15,9/15,12/15	On or after 9/12
Total		$20,194	$21,024

(1)	Notes were denominated in British Pound. Presentation currency is U.S. Dolla